Leases (Tables)	12 Months Ended
Mar. 31, 2026
Presentation of leases for lessee [abstract]
Schedule of Lease-Related Expenses

Lease-related expenses are as follows:

		(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Depreciation expenses on right-of-use assets –Buildings	2,541	2,732	3,045
Depreciation expenses on right-of-use assets – Other	64	90	83
Interest expenses on lease liabilities	72	92	195
Expenses relating to short-term leases	208	167	130
Expenses relating to leases of low-value assets excluding short-term lease expenses	186	176	138
Total lease-related expenses	3,071	3,257	3,591
Total cash outflow	2,832	3,038	3,207

Schedule of Book Value of Right-of-use Assets
(3)
Book Value of Right-of-use Assets

The movements of the book value of right-of-use assets are as follows:

		(In millions of yen)
	Buildings	Other	Total
Balance as of April 1, 2024	8,440	412	8,852
Increase due to new lease agreements and remeasurement of lease liabilities	9,026	43	9,069
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(207)	—	(207)
Depreciation	(2,732)	(90)	(2,822)
Other	(61)	(32)	(93)
Balance as of March 31, 2025	14,466	333	14,799
Increase due to new lease agreements and remeasurement of lease liabilities	577	—	577
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(104)	—	(104)
Depreciation	(3,045)	(83)	(3,128)
Other	31	—	31
Balance as of March 31, 2026	11,925	250	12,175